Operations - Assets, Liabilities, Statement of Operations and Cash Flows (Details) $ in Thousands, ¥ in Millions	1 Months Ended	9 Months Ended
	Apr. 30, 2020 CNY (¥) director	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)
Operations
Costs and expenses		$ 27,960	$ 36,010
Interest-free loans to the VIE's shareholders		80,200		$ 84,800
VIEs and VIEs' subsidiaries accumulated deficit		168,400		150,800
Assets and liabilities of the VIEs and their subsidiaries
Total assets		6,710,537		7,129,454
Total liabilities		3,433,087		3,738,914
Results of operations of the VIEs and their subsidiaries
Total revenues		1,296,169	1,388,334
Net loss		259,368	(56,361)
Cash flows of the VIE and its subsidiary
Net increase (decrease) in cash and cash equivalents		(235,761)	335,198
Contractual Arrangements with the VIE
Assets, except for registered capital of VIEs, that can only be used to settle obligations of the respective VIEs		0
Registered capital and non-distributable reserve funds of VIE and its subsidiaries		$ 203,400		228,000
Term of loan agreements		10 years
Term of trademark license agreements		1 year
Service fees revenue charged to VIE		$ 526,400	556,200
Weimeng
Contractual Arrangements with the VIE
Equity interest		99.00%
New Weimeng Shareholder
Minority Investment In Weimeng
Sale of subsidiaries' shares to non-controlling interests | ¥	¥ 10.7
Percentage of enlarged registered capital invested	1.00%
Number of member of board of directors the entity has right to appoint | director	3
Consolidated VIEs
Operations
Costs and expenses		$ 4,900	3,400
Assets and liabilities of the VIEs and their subsidiaries
Total assets		1,908,636		2,271,254
Total liabilities		1,948,547		$ 2,305,656
Results of operations of the VIEs and their subsidiaries
Total revenues		1,121,943	1,144,564
Net loss		(17,589)	(75,066)
Cash flows of the VIE and its subsidiary
Net increase (decrease) in cash and cash equivalents		$ (136,597)	345,470
Weimeng
Minority Investment In Weimeng
Percentage of equity interests the entity will not be able to purchase or have the New Weimeng Shareholder pledge		1.00%
Percentage of equity interests for which the authorization of voting rights will not be granted to entity		1.00%
Percentage of equity interests issued		1.00%
Costs of revenues
Operations
Costs and expenses		$ 9,748	13,124
Sales and marketing
Operations
Costs and expenses		0	1,508
Product development
Operations
Costs and expenses		5,108	9,432
General and administrative
Operations
Costs and expenses		$ 13,104	$ 11,946